Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income
Gains on sales of intangible assets and PP&E		kr 65	kr 13	kr 17
Gains on investments and sale of operations	[1]	8,489	409	136
Other operating income	[2]	835	2,807	841
Total other operating income		9,389	3,229	994
Other operating expenses
Losses on sales of intangible assets and PP&E		(3)	(21)	0
Losses on investments and sale of operations	[1]	(603)	(554)	(421)
Impairment of goodwill	[3]	0	(1,260)	(31,897)
Other operating expenses		(573)	(764)	(541)
Total other operating expenses		kr (1,179)	kr (2,599)	kr (32,859)

[1]	2025 includes a gain of SEK 7.6 billion due to the divestment of iconectiv. Information about divestments is presented in note E2 ”Business combinations”
[2]	2024 includes a gain of SEK 1.9 billion from the resolution of a commercial dispute.
[3]	Includes an impairment of SEK –1.3 billion in 2024 and –31.9 billion in 2023 mainly related to the acquisition of Vonage. For more information about the impairment of goodwill, see note C1 ”Intangible assets”.